Movement of Deferred Tax Assets Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
At beginning of the year	$ 8,909	$ 10,937	$ 14,156
Current year addition (deduction)	7,225	1,700	1,042
Recognized deferred tax asset	(3,575)	(1,076)	(669)
Utilized during the year	(184)	(805)	(921)
Expired tax loss-PRC	(3,572)	(1,558)	(1,907)
Exchange difference	242	(289)	(764)
At end of the year	$ 9,045	$ 8,909	$ 10,937